Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Other Payables and Accrued Liabilities [Abstract]
Service fee payable	$ 1,076,316	$ 270,977
Accrued payroll	54,393	34,933
Mandatory provident fund payable	386	386
Others	79,277	15,315
Total	$ 1,210,372	$ 321,611